Payables and Other Credit Balances (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Other Credit Balances [Abstract]
Schedule of payables and other credit balances
	December 31
	2018	2017
	NIS in thousands

Accrued interest	2,985	-
Wages and fringe benefits	1,463	6,488
Provision for taxes	-	4,213
Provision in respect of plots in India (see also Note 6a2b)	-	16,308
Provision (see also Note 13a 2)	10,860	29,167
Accrued expenses, and others	3,227	7,117

	18,535	63,293